NOTE 21. Due to/from Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Due to affiliates	$ 38,143	$ 65,595
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	32,560	56,170
Hebei Kaiyuan
Due to affiliates	5,430	1,162
Kaiyuan Shengrong
Due to affiliates		8,110
Smart Success
Due to affiliates	$ 9	$ 9